Employee Benefit Plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
2018	$ 280
2019	262
2020	260
2021	262
2022	259
2023-2027	1,303
Total pension benefits	2,626
Pension Benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
2018	20
2019	19
2020	19
2021	22
2022	23
2023-2027	137
Total pension benefits	240
Other post-retirement benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
2018	13
2019	13
2020	13
2021	13
2022	12
2023-2027	55
Total pension benefits	119
Other post-retirement benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	0
2023-2027	1
Total pension benefits	$ 1